Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 TR Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	13.10%
NASDAQ Composite Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ Composite Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		29.57%	17.49%	16.20%
NASDAQ Internet Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ Internet Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		30.01%	11.11%	13.92%
Bloomberg U.S. 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 2000 Growth Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.23%	7.34%	8.56%
Bloomberg Microcap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Microcap Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.57%	8.30%	6.01%
Bloomberg U.S. 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 2000 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.91%	8.74%	8.39%
Jacob Internet Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.31%	9.41%	11.61%
Jacob Internet Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.31%	8.54%	9.87%
Jacob Internet Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.47%	7.68%	9.21%
Jacob Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.89%	1.30%	4.43%
Jacob Small Cap Growth Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.89%	(0.47%)	3.37%
Jacob Small Cap Growth Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.63%	1.04%	3.49%
Jacob Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.18%	1.59%	4.72%
Jacob Discovery Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.37%	5.84%	8.12%
Jacob Discovery Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.37%	5.31%	7.01%
Jacob Discovery Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.14%	4.60%	6.13%
Jacob Discovery Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.64%	6.13%	8.41%